SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

39. SUBSEQUENT EVENTS

1.Based on notarial deed of Bonardo Nasution, S. H. No. 12 dated January 12, 2019 and No. 13 dated January 21, 2019, Telkomsel established a subsidiaries, PT Telkomsel Mitra Inovasi (“PT TMI”) and PT Fintek Karya Nusantara (“PT Finarya”) with full ownership by Telkomsel.

2.On January 25, 2019, and on January 14, 2019, Telkomsel fully paid the loan with MUFG and BNI amounting to Rp750 billion and Rp1,000 billion, respectively.

3.Based on notarial deed of Jimmy Tanal, S. H., M. Kn., No. 22 dated March 6, 2019 regarding Shareholder’s Resolution of PT Persada Sokka Tama (“PST”), approving transfers of right over shares of PST to Dayamitra from Mrs. Rahina Dewayani and Mrs. Rahayu amounting to 2,559,000 and 6,000 shares, respectively, therefore Dayamitra has 2,565,000 shares or 95% ownership of PST.

PST is a company engaged in managing tower rental. This new investment is expected to strengthen the Company's business portfolio.

The fair values of the identifiable assets and liabilities acquired at acquisition date were:

Total
Assets
Cash and cash equivalents	5
Trade receivables	121
Property and equipment (Note 9)	1,107
Other assets	113
Liabilities
Current liabilities	(129)
Non-current liabilities	(378)
Other liabilities	(104)
Fair value of identifiable net assets acquired	735
Fair value of non-controlling interest	(37)
Provisional goodwill	415
Fair value consideration transferred	1,113

As of the date of approval and authorization for the issuance of these consolidated financial statement, purchase price allocation calculation is still in process.

4.In January, February and March 2019, the Company received the SC’s verdicts as the result of the tax audit for tax period January to April and September 2007. Based on the verdict, SC rejected the Tax Authorities’s judicial review and strengthen the Tax Court’s verdict.

On March 11, 2019, Tax Authorities issued Decision Letter on Company’s objection, wherein the Tax Authorities has granted all the Company’s objection and addition the overpayment amount for the tax period January to April 2016.

5.On February 18, 2019, Telkomsel received SP2PK from the Tax Authorities regarding the 2010 fiscal year VAT amounting to Rp290.6 billion. On March 25, 2019, the Company received SP2PK payment from the Tax Authorities regarding the 2010 fiscal year VAT amounting to Rp290.6 billion.